Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
ASSETS
Cash and due from banks	$ 6,308	$ 6,721
Interest-bearing deposits with banks	87,665	98,348
Cash and interest bearing deposits with banks	93,973	105,069
Trading loans, securities, and other	166,346	152,090
Non-trading financial assets at fair value through profit or loss	5,646	7,340
Derivatives	82,190	87,382
Financial assets designated at fair value through profit or loss	5,925	5,818
Financial assets at fair value through other comprehensive income	75,246	69,865
Total Trading and Non Trading Financial Assets	335,353	322,495
Debt securities at amortized cost, net of allowance for credit losses	293,594	308,016
Securities purchased under reverse repurchase agreements	205,722	204,333
Loans
Residential mortgages	326,032	320,341
Consumer instalment and other personal	221,197	217,554
Credit card	39,421	38,660
Business and government	349,019	326,528
Total loans	935,669	903,083
Allowance for loan losses	(7,545)	(7,136)
Loans, net of allowance for loan losses	928,124	895,947
Other
Customers' liability under acceptances	4,183	17,569
Investment in Schwab	9,866	8,907
Goodwill	18,658	18,602
Other intangibles	2,897	2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,517	9,434
Deferred tax assets	4,806	3,951
Amounts receivable from brokers, dealers, and clients	33,565	30,416
Other assets	26,410	27,629
Total other miscellaneous assets	109,902	119,279
Total assets	1,966,668	1,955,139
LIABILITIES
Trading deposits	31,221	30,980
Derivatives	69,742	71,640
Securitization liabilities at fair value	17,653	14,422
Financial liabilities designated at fair value through profit or loss	188,105	192,130
Total financial liabilities other than non-trading deposits and other	306,721	309,172
Deposits
Personal	628,983	626,596
Banks	32,463	31,225
Business and government	542,325	540,369
Total deposits, other than trading	1,203,771	1,198,190
Other
Acceptances	4,183	17,569
Obligations related to securities sold short	38,145	44,661
Obligations related to securities sold under repurchase agreements	192,239	166,854
Securitization liabilities at amortized cost	12,581	12,710
Amounts payable to brokers, dealers, and clients	31,754	30,872
Insurance contract liabilities	5,824	5,846
Other liabilities	48,150	47,574
Total other miscellaneous liabilities	332,876	326,086
Subordinated notes and debentures	11,318	9,620
Total liabilities	1,854,686	1,843,068
EQUITY
Contributed surplus	184	155
Retained earnings	71,904	73,008
Accumulated other comprehensive income (loss)	4,166	2,750
Total equity	111,982	112,071
Total liabilities and equity	1,966,668	1,955,139
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	10,503	10,853
Treasury shares	(8)	(65)
Total equity	10,503
Common shares [member]
EQUITY
Issued capital	25,257	25,434
Treasury shares	(24)	(64)
Schwab [member]
Other
Investment in Schwab	$ 9,866	$ 8,907